Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Description of Business [Abstract]
Description of Business
1.	Description of Business

Safe & Green Holdings Corp. (collectively with its subsidiaries, the “Company,” “we”, “us” or “our”) was previously known as SG Blocks, Inc. as well as CDSI Holdings, Inc., a Delaware corporation incorporated on December 29, 1993. On November 4, 2011, CDSI Merger Sub, Inc., the Company’s wholly-owned subsidiary, was merged with and into SG Building Blocks, Inc. (“SG Building,” formerly SG Blocks Inc.) (the “Merger”), with SG Building surviving the Merger and becoming a wholly-owned subsidiary of the Company. The Merger was a reverse merger that was accounted for as a recapitalization of SG Building, as SG Building was the accounting acquirer.

The Company operates in the following four segments: (i) manufacturing & construction services; (ii) medical; (ii) real estate development; and (iv) environmental. The construction segment designs and constructs modular structures built in the Company’s factories. In the medical segment the Company uses its modular technology to (i) provide turnkey solutions to medical testing and treatment and generate revenue from the medical testing and point of care treatment in our medical suites and (ii) sell and lease medical suites and privacy pods. The Company’s real estate development segment, SG Development Corp., our majority owned subsidiary, builds innovative and green single or multifamily projects in underserved regions nationally using modules (“Modules”) built in one of the Company’s vertically integrated factories. The environmental segment, the newest segment, is a sustainable medical and waste management solution that collects waste and treats waste for safe disposal.

The building products developed with the Company’s proprietary technology and design and engineering expertise are generally stronger, more durable, environmentally sensitive, and erected in less time than traditional construction methods. The use of the Company’s Modules typically provides between four to six points towards the Leadership in Energy and Environmental Design (“LEED”) certification levels, including reduced site disturbance, resource reuse, recycled content, innovation in design and use of local and regional materials. Due to the ability of the Modules to satisfy such requirements, the Company believes the products produced utilizing its technology and expertise is a leader in environmentally sustainable construction.

There are three core product offerings that utilize the Company’s technology and engineering expertise. The first product offering involves GreenSteel™ modules, which are the structural core and shell of an SGBlocks building. The Company procures the containers, engineer required openings with structural steel enforcements, paint the SGBlocks and then deliver them on-site, where the customer or a customer’s general contractor will complete the entire finish out and installation. The second product offering involves replicating the process to create the GreenSteel product and, in addition, installing selected materials, finishes and systems (including, but not limited to floors, windows, doors, interior painting, electrical wiring and fixtures, plumbing outlets and bathrooms, roofing system) and delivering SGBlocks pre-fabricated containers to the site for a third party licensed general contractor to complete the final finish out and installation. Finally, the third product offering is the completely fabricated and finished SGBlocks building (including but not limited to floors, windows, doors, interior painting, electrical wiring and fixtures, plumbing outlets and bathrooms, roofing systems), including erecting the final unit on site and completing any other final steps. The building is ready for occupancy and/or use as soon as installation is completed. Construction administration and/or project management services are typically included in the Company’s product offerings.

The Company also provides engineering and project management services related to the use and modification of Modules in construction.

Construction

During 2020, the Company formed, SG Echo, LLC (“SG Echo”), a wholly owned subsidiary of the Company. The Company acquired substantially all the assets of Echo DCL (“Echo”), a Texas limited liability company, except for Echo’s real estate holdings for which the Company obtained a right of first refusal. Echo is a container/modular manufacturer based in Durant, Oklahoma specializing in the design and construction of permanent modular and temporary modular buildings and was one of the Company’s key supply chain partners. Echo caters to the military, education, administration facilities, healthcare, government, commercial and residential customers. This acquisition has allowed the Company to expand its reach for the Modules and offer an opportunity to vertically integrate a large portion of the Company’s cost of goods sold, as well as increase margins, productivity and efficiency in the areas of design, estimating, manufacturing and delivery and to become the manufacturer of the Company’s core container and modular product offerings.

Medical

As of January 2021 and through the fourth quarter of 2021, the Company’s consolidated financial statements include the accounts of Chicago Airport Testing LLC (“CAT”). The Company had a variable interest in CAT as described further below. CAT is in the business of marketing, selling, distributing, leasing and otherwise commercially exploiting certain products and services in the COVID-19 testing and other medical industry. In addition, during March 2023, the Company formed Safe and Green Medical Corporation. (“SG Medical”). The Company also entered into a joint venture with Clarity Lab Solutions LLC., to provide clinical lab testing related to COVID-19.

Real Estate Development

During 2021, the Company formed Safe and Green Development Corporation, formerly, SGB Development Corp. (“SG DevCorp”), as a wholly-owned by the Company. SG DevCorp was formed with the purpose of real property development utilizing the Company’s technologies.  SG DevCorp has a minority interest in Norman Berry II Owners LLC and JDI-Cumberland Inlet LLC as described further below.

In December 2022, the Company and then owner of 100% of the issued and outstanding securities of SG DevCorp, announced its plan to separate the Company and SG DevCorp into two separate publicly traded companies (the “Separation”). To implement the Separation, on September 27, 2023 (the “Distribution Date”), the Company, effected a pro rata distribution to its stockholders of approximately 30% of the outstanding shares of SG DevCorp’s common stock (the “Distribution”). In connection with the Distribution, each Company stockholder received 0.930886 shares of SG DevCorp’s common stock for every five (5) shares of Company common stock held as of the close of business on September 8, 2023, the record date for the Distribution, as well as a cash payment in lieu of any fractional shares. Immediately after the Distribution, SG DevCorp was no longer a wholly owned subsidiary of the Company and the Company held approximately 70% of SG DevCorp’s issued and outstanding securities. On September 28, 2023, SG DevCorp’s common stock began trading on the Nasdaq Capital Market under the symbol “SGD.”

In connection with the Separation and Distribution, SG DevCorp entered into a separation and distribution agreement and several other agreements with the Company. These agreements provide for the allocation between SG DevCorp and the Company of the assets, employees, liabilities and obligations (including, among others, investments, property, employee benefits and tax-related assets and liabilities) of the Company and its subsidiaries attributable to periods prior to, at and after the Separation and will govern the relationship between the Company and SG DevCorp subsequent to the completion of the Separation. In addition to the separation and distribution agreement, the other principal agreements entered into with the Company included a tax matters agreement and a shared services agreement.

Environmental
During 2022, SG Environmental Solutions Corp. (“SG Environmental”) was formed and is focused on biomedical waste removal and will utilize a patented technology that it licenses to shred and disinfect biomedical waste, rendering the waste disinfected, unrecognizable, and of no greater risk to the public health than residential household waste.

1.	Description of Business

Safe & Green Holdings Corp. (collectively with its subsidiaries, the “Company,” “we”, “us” or “our”) was previously known as SG Blocks, Inc. as well as CDSI Holdings, Inc., a Delaware corporation incorporated on December 29, 1993. On November 4, 2011, CDSI Merger Sub, Inc., the Company’s wholly-owned subsidiary, was merged with and into SG Building Blocks, Inc. (“SG Building,” formerly SG Blocks Inc.) (the “Merger”), with SG Building surviving the Merger and becoming a wholly-owned subsidiary of the Company. The Merger was a reverse merger that was accounted for as a recapitalization of SG Building, as SG Building was the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of SG Building.

The Company operates in the following four segments: (i) construction; (ii) medical; (ii) real estate development; and (iv) environmental. The manufacturing segment designs and constructs modular structures built in the Company’s factories.  In the medical segment the Company uses its modular technology to provide turnkey solutions to medical testing and treatment and generates revenue from the medical testing. The Company’s real estate development segment builds innovative and green single or multifamily projects in underserved regions nationally using modules built in one of the Company’s vertically integrated factories. The environmental segment, the newest segment, is a sustainable medical and waste management solution that collects waste and treats waste for safe disposal.

The building products developed with the Company’s proprietary technology and design and engineering expertise are generally stronger, more durable, environmentally sensitive, and erected in less time than traditional construction methods. The use of the SGBlocks building structure typically provides between four to six points towards the Leadership in Energy and Environmental Design (“LEED”) certification levels, including reduced site disturbance, resource reuse, recycled content, innovation in design and use of local and regional materials. Due to the ability of SGBlocks to satisfy such requirements, the Company believes the products produced utilizing its technology and expertise is a leader in environmentally sustainable construction.

There are three core product offerings that utilize the Company’s technology and engineering expertise. The first product offering involves GreenSteel™ modules, which are the structural core and shell of an SGBlocks building. The Company procures the containers, engineer required openings with structural steel enforcements, paint the SGBlocks and then deliver them on-site, where the customer or a customer’s general contractor will complete the entire finish out and installation. The second product offering involves replicating the process to create the GreenSteel product and, in addition, installing selected materials, finishes and systems (including, but not limited to floors, windows, doors, interior painting, electrical wiring and fixtures, plumbing outlets and bathrooms, roofing system) and delivering SGBlocks pre-fabricated containers to the site for a third party licensed general contractor to complete the final finish out and installation. Finally, the third product offering is the completely fabricated and finished SGBlocks building (including but not limited to floors, windows, doors, interior painting, electrical wiring and fixtures, plumbing outlets and bathrooms, roofing systems), including erecting the final unit on site and completing any other final steps. The building is ready for occupancy and/or use as soon as installation is completed. Construction administration and/or project management services are typically included in the Company’s product offerings.

The Company also provides engineering and project management services related to the use and modification of Modules in construction.

Construction

During 2020, the Company formed, SG Echo, LLC, a wholly owned subsidiary of the Company. The Company acquired substantially all the assets of Echo DCL, a Texas limited liability company, except for Echo’s real estate holdings for which the Company obtained a right of first refusal. Echo is a container/modular manufacturer based in Durant, Oklahoma specializing in the design and construction of permanent modular and temporary modular buildings and was one of the Company’s key supply chain partners. Echo caters to the military, education, administration facilities, healthcare, government, commercial and residential customers. This acquisition has allowed the Company to expand its reach for the Modules and offer an opportunity to vertically integrate a large portion of the Company’s cost of goods sold, as well as increase margins, productivity and efficiency in the areas of design, estimating, manufacturing and delivery and to become the manufacturer of the Company’s core container and modular product offerings. The Company also entered into a joint venture with Clarity Lab Solutions LLC., to provide clinical lab testing related to COVID-19.

Medical

As of January 2021 and through the fourth quarter of 2021, the Company’s consolidated financial statements include the accounts of Chicago Airport Testing LLC (“CAT”). The Company had a variable interest in CAT as described further below. CAT is in the business of marketing, selling, distributing, leasing and otherwise commercially exploiting certain products and services in the COVID-19 testing and other medical industry.

Real Estate Development

In addition, during 2021, the Company formed Safe and Green Development Corporation, formerly, SGB Development Corp. (“SG DevCorp”), which is wholly-owned by the Company. SG DevCorp was formed with the purpose of real property development utilizing the Company’s technologies.  SG DevCorp has a minority interest in Norman Berry II Owners LLC and JDI-Cumberland Inlet LLC as described further below.

Environmental

During 2022, SG Environmental Solutions Corp. (“SG Environmental”) was formed and is focused on biomedical waste removal and will utilize a patented technology that it licenses to shred and disinfect biomedical waste, rendering the waste disinfected, unrecognizable, and of no greater risk to the public health than residential household waste.